RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2025
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
The company’s related party transactions are recorded at the exchange amount. The company’s related party transactions are primarily with the partnership and its related parties.
The Arrangement
On December 24, 2024, the partnership, BRHC, and the company completed an arrangement (the “Arrangement”), pursuant to which 1505127 B.C. Ltd. (which was renamed Brookfield Renewable Corporation) became the “successor issuer” (as defined in NI 44-101) to the former BEPC, which was renamed Brookfield Renewable Holdings Corporation and BRHC’s class A exchangeable subordinate voting shares were delisted. The purpose of the Arrangement was to allow BEPC to maintain the benefits of its business structure, while addressing proposed amendments to the Income Tax Act (Canada) that were expected to result in additional costs to the company if no action was taken. In connection with the
Arrangement, among other things, (i) holders of class A exchangeable subordinate voting shares of BRHC, other than Brookfield, received BEPC exchangeable shares in exchange for their class A exchangeable subordinate voting shares of BRHC on a one-for-one basis; (ii) Brookfield transferred their class A exchangeable subordinate voting shares of BRHC to BEPC in exchange for class A.2 exchangeable shares on a one-for-one basis; (iii) the class A exchangeable subordinate voting shares of BRHC were delisted; (iv) the exchangeable shares of BEPC were listed on the NYSE and the TSX; (v) the partnership transferred 55 class B shares of BRHC to BEPC in exchange for 55 class B shares of BEPC; and (vi) 43,606 class B shares of BEPC were issued to the partnership in exchange for $1 million. The class A.2 exchangeable shares are exchangeable by Brookfield into BEPC exchangeable shares (subject to an ownership cap that limits the exchange by Brookfield of class A.2 exchangeable shares such that exchanges by Brookfield may not result in Brookfield owning 9.5% or more of the aggregate fair market value of all issued and outstanding shares of BEPC) or LP units on a one-for-one basis.
In connection with the Arrangement, the company entered into two deposit agreements with one or more subsidiaries of the partnership, one as depositor or lender and one as depositee or borrower. Each deposit agreement contemplates potential deposit arrangements pursuant to which the parties thereunder would mutually agree to deposit funds thereunder from time to time on a demand basis at a specified rate of interest. Additionally, the company, as borrower, entered into a credit agreement with a subsidiary of the partnership, as lender, pursuant to which the subsidiary of the partnership established a revolving credit facility in the aggregate principal amount of $150 million in favour of the company.
The credit agreement has a ten-year term, subject to automatic one-year extensions occurring annually unless terminated by the lender.
Credit facilities and funds on deposit
Brookfield has provided a $400 million committed unsecured revolving credit facility maturing in December 2029 and the draws bear interest at SOFR plus a margin. During the current period, there were no draws on the committed unsecured revolving credit facility provided by Brookfield. Brookfield may from time to time place funds on deposit with the company which are repayable on demand including any interest accrued. There were nil funds placed on deposit with the company as at June 30, 2025 (December 31, 2024: nil). The interest expense on the Brookfield revolving credit facility and deposit for the three and six months ended June 30, 2025 totaled nil (2024: nil).
On December 24, 2024 the company entered into a deposit agreement with a subsidiary of Brookfield Renewable whereby from time to time the company may place amounts on deposit with the depositee up to a limit of $200 million (the “Deposit Agreement”). Each deposit carries a maturity date which must not exceed three months, however the company may request repayment upon three business days' written notice. As at June 30, 2025, there were nil (2024: $125 million) of funds placed on deposit pursuant to this Deposit Agreement, which carries an interest rate of 4.50%. Deposits placed are reflected within due from related parties on the consolidated statements of financial position. The interest income on the deposits for the three and six months ended June 30, 2025 totaled less than $1 million (2024: nil).
The company participates with institutional partners in Brookfield Americas Infrastructure Fund, Brookfield Infrastructure Fund II, Brookfield Infrastructure Fund III, Brookfield Infrastructure Fund IV, Brookfield Infrastructure Fund V, Brookfield Infrastructure Income Fund, Brookfield Global Transition Fund I, Brookfield Global Transition Fund II, Brookfield Infrastructure Debt Fund, and The Catalytic Transition Fund (“Private Funds”), each of which is a Brookfield sponsored fund, and in connection therewith, Brookfield Renewable, together with its institutional partners, has access to financing using the Private Funds’ credit facilities.
Brookfield Wealth Solutions
From time to time Brookfield Wealth Solutions and its related entities may participate in capital raises undertaken by the company. Brookfield Wealth Solutions frequently participates alongside market participants at market rates as at June 30, 2025, $10 million of non-recourse borrowings (December 31, 2024: $13 million) were outstanding. As at June 30, 2025, the company had $58 million (December 31, 2024: $58 million) of borrowings from Brookfield Wealth Solutions classified as due to related party. Subsidiaries of Brookfield Wealth Solutions may from time to time decide to participate in the company’s equity offerings.
Other
From time to time as part of normal course tax efficiency initiatives of our group, the company may invest in a subsidiary of the partnership or extend intercompany loans which are generally unsecured, bear interest at market rates, and are repayable on demand or under agreed terms to a subsidiary of the partnership to optimize the use of tax attributes, including net operating losses within the group. During the quarter, Brookfield Renewable executed a $945 million tax efficiency initiative classified as Due from related parties and Due to related parties on the statement of financial position.
Subsequent to the quarter, the Brookfield Renewable agreed to acquire to up to an incremental 15% ownership in Isagen S.A. E.S.P. from a Brookfield affiliate, at a value equivalent to a third party purchase price, for up to $1 billion. The closing of this transaction is expected to occur in the third quarter of 2025. The company will continue to consolidate this business.
Subsequent to the quarter, the company, together with its institutional partners, agreed to the sale of a 50% interest in a 450 MW portfolio of operating hydroelectric assets in the U.S. for expected proceeds of approximately $522 million ($250 million net to the company), of which 25% was sold to an affiliate of Brookfield at a value equivalent to what was agreed to with the third party that acquired the other 25% interest in the portfolio. The company will maintain control of the portfolio subsequent to the partial sale. The closing of this transaction is subject to customary closing conditions.
The following table reflects the related party agreements and transactions for the three and six months ended June 30 in the interim consolidated statements of income:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2025	2024	2025	2024
Revenues
Power purchase and revenue agreements	$4	$17	$28	$54

Other income
Interest income	$9	$5	$19	$14
Distribution income	19	1	19	3
	$28	$6	$38	$17

Direct operating costs
Energy purchases	$(8)	$(3)	$(17)	$(11)
Energy marketing fee & other services	(7)	—	(13)	(1)
	$(15)	$(3)	$(30)	$(12)

Interest expense
Borrowings and distributions(1)	$(117)	$(33)	$(247)	$(68)

Other
Related party services expense	$(2)	$(2)	$(3)	$(3)
Financial instrument gain	—	—	—	2
	$(2)	$(2)	$(3)	$(1)

Management service costs	$(26)	$(22)	$(49)	$(43)
(1)Includes distributions for the three and six months ended June 30, 2025 on BEPC exchangeable shares, class A.2 exchangeable shares and BRHC class C shares of $4 million, $13 million and $66 million, respectively and $8 million, $26 million and $161 million, respectively. (2024: $16 million, nil and nil, respectively and $32 million, nil and nil, respectively).
The following table reflects the impact of the related party agreements and transactions on the consolidated statements of financial position:

(MILLIONS)	Related party	June 30, 2025	December 31, 2024
Current assets
Due from related parties
Amounts due from	Brookfield	$28	$30
	The partnership	2,011	1,363
	Equity-accounted investments and other	16	11
		$2,055	$1,404

Non-current assets
Due from related parties
Amounts due from	Equity-accounted investments and other	$—	$9

Current liabilities
Due to related parties
Amounts due to	Brookfield	$33	$34
	The partnership	1,372	480
	Brookfield Wealth Solutions and associates	24	24
	Equity-accounted investments and other	6	6
		$1,435	$544

Non-current liabilities
Due to related parties
Amounts due to	Brookfield	$48	$53
	The partnership	465	452
	Brookfield Wealth Solutions and associates	34	34
	Equity-accounted investments and other	1	2
		$548	$541

Non-recourse borrowings	Brookfield Wealth Solutions and associates	$10	$13